Acquisitions	12 Months Ended
Jun. 30, 2022
Acquisitions
Acquisitions
4.	Acquisitions

Acquisition of Shenzhen Panying Asset Management Co., Ltd

On September 29, 2019, the shareholders of Shenzhen Panying, a PRC-licensed fund manager licensed in private equity investment, which was incorporated on May 23, 2014 in Shenzhen, the PRC, entered into the same series of VIE agreements with Hywin Consulting, and as a result, became a consolidated VIE of the Group. Shenzhen Panying offered asset management service and is substantially dormant.

As substantially all of the fair value of the gross assets acquired in this transaction was concentrated in a single identifiable asset, i.e. PRC private investment fund manager certificate, the Group determined that the set of transferred assets and activities was not a business. As a result, the transaction was accounted for as an assets acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed. A cash consideration of RMB1,900 (US$268) was payable to the shareholders of Shenzhen Panying.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of September 29, 2019:

	Amount Allocated
	RMB	US$

Acquired intangible assets:
--PRC private investment fund manager certificate	2,533	357
--Related deferred tax liability	(633)	(89)
Total cash consideration paid	1,900	268

Acquisition of Shanghai Ziji Information Technology Co., Ltd.

On May 11, 2020, for the purpose of developing the information technology of the Group, through Shanghai Youqiding Asset Management Co., Ltd. (“Youqiding”), a subsidiary of the Group’s VIE, the Group acquired 100% equity interest of Shanghai Ziji from an independent third party for a cash consideration of RMB6,300.

The acquisition was using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of May 11, 2020:

	Amount Allocated
	RMB	US$

Cash and cash equivalents	15,200	2,147
Other current assets	2,200	311
Other current liabilities	(14,200)	(2,005)
Acquired intangible assets:
--Software	4,133	584
--Related deferred tax liability	(1,033)	(147)
Total cash consideration paid	6,300	890

Acquisition of Grand Doctor Medical Co., Ltd.

On January 27, 2022, for the purpose of entering into high-end health management business, through Hywin Health Management (Shanghai) Co., Ltd. (“Hywin Health Management”), a subsidiary of the Group’s VIE, the Group acquired 65.26% equity interest of Grand Doctor Medical Co., Ltd. from third parties for a cash consideration of RMB80,500. As of June 30, 2022, the acquisition consideration payable amounts to RMB15,300.

The acquisition was accounted for as a business combination. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

The table below presented the allocation of purchase price to the major classes of assets and liabilities acquired as of January 27, 2022:

	Amount Allocated
	RMB	US$

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	3,736	557
Other current assets	21,897	3,263
Property and equipment and other non-current assets	23,486	3,499
Other current liabilities	(19,413)	(2,892)
Acquired intangible assets:
-- Internet Hospital License	3,600	536
-- Customer Relationship	2,600	387
Identifiable assets acquired and liabilities assumed (a)	35,906	5,350
Redeemable noncontrolling interest (b)	30,600	4,559
Consideration (c)	80,500	11,995
Goodwill (c+b-a)	75,194	11,204

The net revenue and net loss of Grand Doctor since the acquisition date and that were included in the Company’s consolidated statements of income for the year ended June 30, 2022 are RMB422 and RMB9,406, respectively.